Revenue and operating segments (Details 4) - SEK (kr) kr in Thousands	Dec. 31, 2025	Dec. 31, 2024
IfrsStatementLineItems [Line Items]
Total non-current assets	kr 1,392,407	kr 1,501,694
Sweden [Member]
IfrsStatementLineItems [Line Items]
Total non-current assets	459,502	488,830
United States [Member]
IfrsStatementLineItems [Line Items]
Total non-current assets	623,046	834,603
Germany [Member]
IfrsStatementLineItems [Line Items]
Total non-current assets	169,704	78,608
All Other Countries [Member]
IfrsStatementLineItems [Line Items]
Total non-current assets	kr 140,154	kr 99,653